Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2016	2015	2016	2015
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$269,382	$241,963	$76,565	$68,257
Projected benefit obligation assumed from business combination	63,811	—	9,749	—
Modifications to pension plan	(2,754)	(4,995)	(1,235)	—
Service cost	8,435	6,663	2,916	3,093
Interest cost	13,029	9,642	3,525	2,914
Actuarial (gain) loss	6,773	(16,098)	(2,870)	(8,466)
Contributions from retirees	—	—	547	412
Benefits paid	(15,845)	(13,024)	(3,230)	(2,447)
(Gain) loss on foreign exchange	(10,897)	45,231	(2,870)	12,802
Projected benefit obligation, end of year	$331,934	$269,382	$83,097	$76,565
Change in plan assets
Fair value of plan assets, beginning of year	176,172	156,990	18,149	14,295
Plan assets acquired in business combination	44,258	—	10,563	—
Actual return (loss) on plan assets	17,221	(5,657)	1,854	20
Employer contributions	21,775	7,975	2,317	3,028
Benefits paid	(15,845)	(12,589)	(2,683)	(2,036)
Gain (loss) on foreign exchange	(7,212)	29,453	(1,061)	2,842
Fair value of plan assets, end of year	$236,369	$176,172	$29,139	$18,149
Unfunded status	$(95,565)	$(93,210)	$(53,958)	$(58,416)
Amounts recognized in the consolidated balance sheets consists of:
Current liabilities	(436)	(470)	(1,242)	(1,062)
Non-current liabilities	(95,129)	(92,740)	(52,716)	(57,354)
Net amount recognized	$(95,565)	$(93,210)	$(53,958)	$(58,416)

Amounts Recognized in Accumulated Other Comprehensive loss

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2015	$29,314	$(563)	$5,896	$—
Additions to AOCI	1,505	(4,864)	(7,554)	—
Amortization in current period	(1,358)	457	(680)	—
Balance at December 31, 2015	$29,461	$(4,970)	$(2,338)	$—
Additions to AOCI	4,479	(2,754)	(3,242)	(1,235)
Amortization in current period	(1,965)	765	(80)	347
Balance at December 31, 2016	$31,975	$(6,959)	$(5,660)	$(888)
Expected amortization in 2017	$(1,437)	$836	$545	$—

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2016 and 2015 were as follows:

	Pension benefits		OPEB
	2016	2015	2016	2015
Discount rate	3.95%	4.16%	4.04%	4.23%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.50%
Age 65 and after			6.25%	6.50%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2023	2023
Weighted average assumptions used to determine net benefit cost for 2016 and 2015 were as follows:

	Pension benefits		OPEB
	2016	2015	2016	2015
Discount rate	4.16%	3.71%	4.23%	3.82%
Expected return on assets	6.41%	6.44%	5.50%	5.50%
Rate of compensation increase	3.00%	3.01%	N/A	N/A
Health care cost trend rate
Before Age 65			6.50%	7.00%
Age 65 and after			6.50%	7.00%
Assumed Ultimate Medical Inflation Rate			4.75%	5.00%
Year in which Ultimate Rate is reached			2023	2019

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)
The effect of a one percent change in the assumed health care cost trend rate (“HCCTR”) for 2016 is as follows:

2016
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$11,343
Total service and interest cost	1,019
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(9,430)
Total service and interest cost	(846)

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2016	2015	2016	2015
Service cost	$8,435	$6,663	$2,916	$3,093
Interest cost	13,029	9,642	3,525	2,914
Expected return on plan assets	(14,854)	(11,989)	(1,265)	(713)
Amortization of net actuarial loss	1,965	1,398	80	510
Amortization of prior service credits	(765)	(471)	(347)	—
Net benefit cost	$7,810	$5,243	$4,909	$5,804

Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	72%	49% - 79%
Debt securities	28%	21% - 51%
Other	—%	—%
The fair values of investments as of December 31, 2016, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	192,018	72%
Debt securities	72,664	28%
Other	825	—%

Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2017	2018	2019	2020	2021	2022-2026
Pension plan	$20,650	$17,486	$18,291	$19,111	$20,139	$116,146
OPEB	3,692	3,818	4,033	4,548	4,833	27,708